Company Stock	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Contribution [Line Items]
Company Stock

NOTE 3 – Company Stock
Company ownership contributions are directed to the HNI Corporation Stock as non-participant directed contributions. Employer retirement contributions are directed to HNI Corporation Stock by participants, and in the prior year employer profit sharing contributions were also directed to HNI Corporation Stock by participants.
Information about the net assets and the significant components of the changes in net assets relating to the investments of the HNI Corporation Stock was as follows:

	December 31, 2025	December 31, 2024
HNI Corporation common stock	$84,683,125	$105,625,358

Employer contribution receivable
Company ownership contribution	4,994,445	3,895,979

Net assets – HNI Corporation stock	$89,677,570	$109,521,337
Changes in net assets related to Company Stock consisted of the following for the year ended December 31, 2025:

Employer contributions
Matching contribution - cash	$147,799
Company ownership non-cash contribution	4,997,007
Participant contributions	279,789
Net depreciation in fair value	(17,280,505)
Dividends	2,757,582
Benefits paid to participants	(8,836,510)
Expenses	(50,778)
Transfers from Company Stock	(2,403,555)
Transfers to Company Stock	545,404

Changes in net assets – HNI Corporation stock	($19,843,767)